Note 8 - Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the three months ended March 31,
	2018	2019

Net loss, continuing operations	(1,422,977)	(16,032)
Dividend Series B Preferred shares	(460,033)	(471,114)
Net loss attributable to common shareholders, continuing operations	(1,883,010)	(487,146)
Weighted average common shares – outstanding, continuing operations	11,133,764	12,340,060
Basic and diluted loss per share, continuing operations	(0.17)	(0.04)
Net loss attributable to common shareholders, discontinued operations	(1,445,688)	–
Net loss attributable to common shareholders	(3,328,698)	(487,146)
Basic and diluted loss per share	(0.30)	(0.04)